Other Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Opening balance	$ 2,361.2
Loans advanced	3,177.7		936.3		1,111.2
Loans repaid	(2,971.3)		(975.9)		(597.9)
Closing balance	2,060.1		2,361.2
Uncollateralized | Other loans
Debt Instrument [Line Items]
Opening balance	492.4	[1]
Spin-off of Sibanye Gold	(531.4)
Translation	(5.9)		(22.7)
Closing balance	46.5	[1]	492.4	[1]
Uncollateralized | Other loans | Continuing operations
Debt Instrument [Line Items]
Loans advanced	2,094.2		3.3
Loans repaid	(2,041.8)		(2.9)
Uncollateralized | Other loans | Discontinued operations
Debt Instrument [Line Items]
Loans advanced	542.4		514.7
Loans repaid	$ (503.4)

[1]	Other loans Short-term rand credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs for continuing operations were $2,094.2 million in fiscal year ended December 31, 2013 (fiscal year ended December 31, 2012: $3.3 million) and for discontinued operations $25.4 million in fiscal year ended December 31, 2013 (fiscal year ended December 31, 2012: $148.7 million). Total repayments for continuing operations were $2,041.8 million in fiscal year ended December 31, 2013 (fiscal year ended December 31, 2012: $2.9 million) and for discontinued operations $164.0 million in fiscal year ended December 31, 2013 (fiscal year ended December 31, 2012: $nil million). The facilities were primarily utilized to recapitalize Sibanye Gold as part of the spin-off. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields. On February 18, 2013, the outstanding borrowings of Sibanye Gold amounting to $142.4 million (R1,220 million) were refinanced by drawing down under the Rand bridge loan facilities as detailed below. The outstanding borrowings of Gold Fields under these facilities at December 31, 2013 were $46.5 million (December 31, 2012: $142.4 million). R3.5 billion long-term revolving credit facilities: Sibanye Gold and GFO, or the borrowers entered into various revolving credit facilities with some of the major banks with tenors between three and five years. The purpose of the facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings. The borrowers were required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears. In summary the facilities are: - a R1.0 billion ($96.7 million) revolving credit facility entered into on December 9, 2009 and maturing June 30, 2013 at JIBAR plus 3.00%; - a R500 million ($48.4 million ) revolving credit facility entered into on March 8, 2010 and maturing March 10, 2013 at JIBAR plus 2.85%; and - a R2.0 billion ($193.4 million) revolving credit facility entered into on December 19, 2011 and maturing on December 17, 2016 at JIBAR plus 1.95%. This facility was cancelled on February 18, 2013. On various dates during 2012, Sibanye Gold drew down R2.0 billion ($249.4 million) under the R2.0 billion revolving credit facility. On October 24, 2012, Sibanye Gold drew down R500.0 million ($58.3 million) under the R500.0 million revolving credit facility. On November 16, 2012, Sibanye Gold drew down a further R500.0 million ($58.3 million) under the R1.0 billion revolving credit facility. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were R3.0 billion (US$350.0 million). Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. On February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below and were also cancelled on February 18, 2013. R1.0 billion long-term revolving credit facilities: GFO and GFIJVH, or the Borrowers entered into various revolving credit facilities with some of the major banks with three year tenors. The purpose of the facilities is to finance capital expenditure, general corporate and working capital requirements. The Borrowers are required to pay a commitment fee of between 1.00% and 1.05% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable semi-annually in arrears. In summary the facilities are: - a R500.0 million ($48.4 million) revolving credit facility entered into on June 19, 2013 and maturing on June 20, 2016 at JIBAR plus 2.5%; - a R500.0 million ($48.4 million) revolving credit facility entered into on December 20, 2013 and maturing on December 21, 2016 at JIBAR plus 2.75%; Borrowings under these facilities are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. These facilities were unutilised during the year ended December 31, 2013. Rand bridge loan facilities: On November 28, 2012, Sibanye Gold entered into a R6.0 billion term loan and revolving credit facilities to refinance Sibanye Gold's debt as detailed above under the other rand long-term revolving credit facilities and the other rand short-term credit facilities on spin-off of Sibanye Gold, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold's ongoing capital expenditure, working capital and general corporate expenditure requirements. The facility was undrawn at December 31, 2012. On February 18, 2013, the date of spin-off, the rand revolving credit facilities and the short-term rand credit facilities were refinanced by Sibanye Gold drawing down under this facility. Summary of other loans December 31, 2013 December 31, 2012 Opening balance 492.4 - Loans advanced - continuing operations 2,094.2 3.3 - discontinued operations 542.4 514.7 Loans repaid - continuing operations (2,041.8) (2.9) - discontinued operations (503.4) - Spin-off of Sibanye Gold (531.4) - Translation (5.9) (22.7) Closing balance 46.5 492.4 Debt maturity ladder The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2013 and December 31, 2012 is tabulated below: Maturity December 31, 2013 December 31, 2012 1 year 121.5 40.0 2 years 750.0 532.4 3 years - 750.0 4 years 53.5 50.0 5 years and thereafter 1,145.1 1,000.0 2,070.1 2,372.4 At December 31, 2013, the Group was in compliance with its debt covenants. At December 31, 2012: $142.4 million has been reclassified to long-term, even though they are considered short-term under the Short-term Rand facilities (i) as the Group refinanced these facilities as detailed in the Rand bridge loan facilities on February 18, 2013.